Accounts and Notes Receivable - Trade, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

	December 31, 2015	December 31, 2014
Accounts receivable–trade, net(1)	$757	$746
VAT, GST and other taxes(2)	68	62
Leases receivable–current	13	12
Other receivables(3)	21	26
Total	$859	$846

(1)	Accounts receivable–trade is net of allowances of $4 and $4 as of December 31, 2015 and 2014, respectively. Allowances are equal to the estimated uncollectible amounts.
(2)	Value Added Tax (VAT) and Goods and Services Tax (GST).
(3)	Other receivables consist of notes receivable, advances and other deposits.